Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 39,629 $ 1,920,025
BWX Technologies, Inc. .............. 47,773 2,722,105
National Presto Industries, Inc. .......... 10,361 730,347
Parsons Corp.
(a)(b)
................... 13,860 649,757
6,022,234
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.
(a)
...... 34,664 1,012,189
Atlas Air Worldwide Holdings, Inc.
(a)
...... 8,069 816,099
Forward Air Corp. .................. 5,104 540,360
Hub Group, Inc., Class A
(a)
............. 20,863 1,618,969
3,987,617
Auto Components — 1.0%
Dorman Products, Inc.
(a)(b)
............. 44,062 3,596,340
Gentex Corp. ..................... 116,797 3,093,953
Standard Motor Products, Inc. .......... 22,379 848,835
7,539,128
Banks — 4.9%
Arrow Financial Corp. ................ 34,205 1,191,018
Bank First Corp. ................... 14,016 1,207,478
Capital City Bank Group, Inc. ........... 27,881 987,545
City Holding Co. ................... 23,821 2,402,348
Commerce Bancshares, Inc. ........... 62,678 4,440,110
Community Bank System, Inc. .......... 5,186 323,762
CVB Financial Corp. ................. 35,258 1,012,610
Eastern Bankshares , Inc. ............. 319,089 6,116,936
First Financial Corp. ................. 26,249 1,272,814
First Interstate BancSystem , Inc., Class A .. 18,473 842,554
German American Bancorp, Inc. ......... 48,939 1,922,813
HarborOne Bancorp, Inc. ............. 100,354 1,528,391
Nicolet Bankshares , Inc.
(a)(b)
............ 19,364 1,477,280
Northwest Bancshares, Inc. ............ 191,408 2,882,604
Origin Bancorp, Inc. ................. 42,947 1,775,000
Park National Corp. ................. 29,021 4,280,597
Stellar Bancorp, Inc. ................. 33,219 1,090,912
Westamerica BanCorp ............... 48,621 3,049,995
37,804,767
Biotechnology — 8.4%
(a)
2seventy bio, Inc. ................... 35,357 561,469
Agios Pharmaceuticals, Inc. ............ 38,473 1,059,546
Albireo Pharma, Inc.
(b)
................ 34,645 710,915
Alkermes plc ...................... 236,419 5,366,711
AnaptysBio , Inc.
(b)
.................. 33,144 956,204
Arcutis Biotherapeutics , Inc. ........... 31,733 561,039
Blueprint Medicines Corp.
(b)
............ 9,118 472,677
Celularity , Inc., Class A ............... 52,348 121,971
Coherus Biosciences, Inc. ............. 123,317 1,072,858
Eagle Pharmaceuticals, Inc. ........... 23,785 748,514
Enanta Pharmaceuticals, Inc. ........... 39,112 1,764,342
EQRx , Inc. ....................... 291,168 1,496,604
Exelixis , Inc. ...................... 454,087 7,528,763
Geron Corp. ...................... 448,483 995,632
Halozyme Therapeutics, Inc.
(b)
.......... 116,079 5,549,737
Ionis Pharmaceuticals, Inc. ............ 111,584 4,932,013
Ironwood Pharmaceuticals, Inc., Class A ... 286,723 3,136,750
iTeos Therapeutics, Inc. .............. 33,843 659,262
Madrigal Pharmaceuticals, Inc.
(b)
........ 6,944 491,774
Mirati Therapeutics, Inc. .............. 9,296 625,807
Mirum Pharmaceuticals, Inc. ........... 17,333 390,859
Point Biopharma Global, Inc. ........... 67,730 631,921
PTC Therapeutics, Inc.
(b)
.............. 58,800 2,223,816
Roivant Sciences Ltd.
(b)
............... 484,085 2,488,197
Security
Shares
Shares Value
Biotechnology (continued)
Sarepta Therapeutics, Inc. ............. 13,313 $ 1,517,948
Syndax Pharmaceuticals, Inc. .......... 35,733 820,430
United Therapeutics Corp. ............. 53,710 12,381,766
Vanda Pharmaceuticals, Inc. ........... 103,763 1,086,399
Vir Biotechnology, Inc. ............... 33,512 736,594
Xencor , Inc.
(b)
..................... 111,112 3,111,136
64,201,654
Building Products — 0.7%
AAON, Inc. ....................... 23,011 1,483,980
CSW Industrials, Inc. ................ 28,171 3,631,805
5,115,785
Capital Markets — 1.6%
Diamond Hill Investment Group, Inc. ...... 5,704 1,026,435
Freedom Holding Corp.
(a)(b)
............ 33,523 1,859,185
Houlihan Lokey , Inc., Class A ........... 43,502 3,885,599
Morningstar, Inc. ................... 8,823 2,048,524
Virtu Financial, Inc., Class A ............ 164,892 3,690,283
12,510,026
Chemicals — 2.5%
Ashland, Inc. ...................... 19,150 2,009,218
Balchem Corp. .................... 45,568 6,370,407
NewMarket Corp. ................... 15,506 4,719,096
Sensient Technologies Corp. ........... 56,918 4,067,360
Stepan Co. ....................... 22,730 2,373,921
19,540,002
Commercial Services & Supplies — 1.3%
Brady Corp., Class A, NVS ............ 43,826 2,005,039
Casella Waste Systems, Inc., Class A
(a)
.... 46,071 3,769,069
Ennis, Inc. ....................... 53,047 1,196,740
Stericycle, Inc.
(a)
................... 21,700 967,386
UniFirst Corp. ..................... 10,969 2,018,406
9,956,640
Communications Equipment — 1.3%
(a)
Ciena Corp.
(b)
..................... 43,835 2,099,697
Lumentum Holdings, Inc.
(b)
............ 5,665 421,759
NETGEAR, Inc. .................... 42,533 835,773
NetScout Systems, Inc. ............... 54,279 1,949,702
Viavi Solutions, Inc. ................. 324,538 4,900,524
10,207,455
Construction & Engineering — 0.6%
Argan , Inc. ....................... 32,122 1,113,670
MDU Resources Group, Inc. ........... 133,917 3,813,956
4,927,626
Containers & Packaging — 3.2%
AptarGroup, Inc. ................... 99,143 9,830,029
Berry Global Group, Inc.
(a)(b)
............ 30,428 1,439,853
Silgan Holdings, Inc. ................. 177,128 8,388,782
Sonoco Products Co. ................ 74,464 4,622,725
24,281,389
Diversified Consumer Services — 2.7%
Frontdoor , Inc.
(a)
.................... 109,876 2,423,865
Graham Holdings Co., Class B .......... 2,963 1,848,527
Grand Canyon Education, Inc.
(a)
......... 42,731 4,300,020
H&R Block, Inc. .................... 86,135 3,544,455
Perdoceo Education Corp.
(a)
........... 39,356 449,839
Service Corp. International ............ 128,736 7,802,689
20,369,395

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Financial Services — 0.1%
Cannae Holdings, Inc.
(a)
.............. 24,618 $ 570,153
Diversified Telecommunication Services — 1.4%
Anterix , Inc.
(a)
..................... 26,151 1,002,891
ATN International, Inc. ............... 22,523 971,192
Cogent Communications Holdings, Inc. .... 81,197 4,263,654
EchoStar Corp., Class A
(a)(b)
............ 32,590 614,973
Frontier Communications Parent, Inc.
(a)
.... 144,097 3,374,752
Radius Global Infrastructure, Inc.
(a)
....... 28,344 265,016
10,492,478
Electric Utilities — 3.8%
Hawaiian Electric Industries, Inc. ........ 89,745 3,413,900
IDACORP, Inc. .................... 95,859 10,036,437
MGE Energy, Inc. ................... 39,726 2,704,943
PNM Resources, Inc. ................ 121,954 5,667,203
Portland General Electric Co. ........... 165,149 7,421,796
29,244,279
Electronic Equipment, Instruments & Components — 0.9%
National Instruments Corp. ............ 22,419 855,957
OSI Systems, Inc.
(a)
................. 33,547 2,756,893
Rogers Corp.
(a)
.................... 9,451 2,224,104
Vontier Corp. ...................... 70,731 1,350,962
7,187,916
Entertainment — 1.6%
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 78,879 2,457,870
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 9,413 461,520
Madison Square Garden Sports Corp. ..... 29,725 4,655,232
World Wrestling Entertainment, Inc., Class A
(b)
62,743 4,949,795
12,524,417
Equity Real Estate Investment Trusts (REITs) — 6.0%
Agree Realty Corp. ................. 32,521 2,234,193
Alexander's, Inc. ................... 4,689 1,101,399
Americold Realty Trust, Inc.
(b)
........... 161,457 3,915,332
Broadstone Net Lease, Inc. ............ 298,009 5,107,874
CBL & Associates Properties, Inc. ........ 25,179 723,393
Centerspace ...................... 8,546 592,238
CubeSmart ....................... 197,001 8,248,432
Easterly Government Properties, Inc. ..... 166,661 2,898,235
EastGroup Properties, Inc. ............ 2,838 444,686
Elme Communities .................. 35,888 685,102
Equity Commonwealth ............... 229,547 6,004,949
First Industrial Realty Trust, Inc. ......... 15,594 742,742
Gladstone Land Corp.
(b)
.............. 56,273 1,145,156
Indus Realty Trust, Inc.
(b)
.............. 8,012 414,941
JBG SMITH Properties ............... 55,545 1,093,126
Life Storage, Inc. ................... 57,220 6,329,104
NETSTREIT Corp. .................. 88,523 1,666,003
Rexford Industrial Realty, Inc. .......... 18,227 1,007,589
Terreno Realty Corp. ................ 32,551 1,859,964
46,214,458
Food & Staples Retailing — 3.2%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 83,581 6,469,169
Casey's General Stores, Inc. ........... 10,686 2,486,739
Grocery Outlet Holding Corp.
(a)(b)
......... 36,366 1,257,173
Ingles Markets, Inc., Class A ........... 27,766 2,620,277
SpartanNash Co. ................... 67,333 2,404,461
Sprouts Farmers Market, Inc.
(a)
.......... 214,213 6,319,284
Weis Markets, Inc. .................. 32,753 3,067,974
24,625,077
Security
Shares
Shares Value
Food Products — 5.7%
B&G Foods, Inc. ................... 43,158 $ 706,928
Cal-Maine Foods, Inc. ................ 75,431 4,262,606
Flowers Foods, Inc. ................. 401,405 11,524,338
Hain Celestial Group, Inc. (The)
(a)
........ 174,381 3,262,668
Hostess Brands, Inc., Class A
(a)(b)
........ 146,427 3,877,387
J & J Snack Foods Corp. .............. 7,181 1,059,987
John B Sanfilippo & Son, Inc. ........... 18,094 1,509,221
Lancaster Colony Corp. .............. 38,689 6,974,853
Post Holdings, Inc.
(a)
................. 24,316 2,198,653
Seaboard Corp. .................... 582 2,180,393
Tootsie Roll Industries, Inc. ............ 30,626 1,236,984
TreeHouse Foods, Inc.
(a)
.............. 100,409 5,044,548
43,838,566
Gas Utilities — 1.1%
Chesapeake Utilities Corp. ............ 9,724 1,209,471
Northwest Natural Holding Co. .......... 14,732 708,462
ONE Gas, Inc. ..................... 45,411 3,518,444
Spire, Inc. ........................ 38,005 2,653,129
Star Group LP ..................... 68,352 602,865
8,692,371
Health Care Equipment & Supplies — 1.9%
Atrion Corp. ...................... 2,694 1,617,235
ICU Medical, Inc.
(a)
.................. 28,134 4,175,367
Integra LifeSciences Holdings Corp.
(a)
..... 26,306 1,321,876
Meridian Bioscience, Inc.
(a)
............ 55,673 1,779,866
Mesa Laboratories, Inc.
(b)
............. 10,475 1,384,900
Neogen Corp.
(a)
.................... 47,134 622,169
Omnicell , Inc.
(a)
.................... 3,783 292,501
OraSure Technologies, Inc.
(a)
........... 95,524 416,485
QuidelOrtho Corp.
(a)(b)
................ 26,606 2,389,751
Tandem Diabetes Care, Inc.
(a)
.......... 5,707 320,448
14,320,598
Health Care Providers & Services — 2.9%
Chemed Corp. ..................... 15,746 7,351,335
CorVel Corp.
(a)
..................... 16,644 2,733,111
National HealthCare Corp. ............. 30,077 1,832,291
Patterson Cos., Inc. ................. 81,158 2,107,673
Premier, Inc., Class A ................ 240,375 8,384,280
22,408,690
Health Care Technology — 0.4%
(a)
Allscripts Healthcare Solutions, Inc.
(b)
..... 31,781 467,180
Computer Programs and Systems, Inc. .... 27,893 900,944
HealthStream , Inc. .................. 47,474 1,172,608
NextGen Healthcare, Inc.
(b)
............ 32,521 651,721
3,192,453
Hotels, Restaurants & Leisure — 0.3%
Papa John's International, Inc. .......... 32,295 2,345,586
Household Durables — 0.4%
Helen of Troy Ltd.
(a)
................. 32,627 3,087,167
Household Products — 1.0%
Reynolds Consumer Products, Inc. ....... 126,593 3,866,150
WD-40 Co. ....................... 23,748 3,803,480
7,669,630
Insurance — 6.1%
AMERISAFE, Inc. .................. 38,435 2,244,988
Axis Capital Holdings Ltd. ............. 97,543 5,332,676
Donegal Group, Inc., Class A ........... 35,159 514,728
Employers Holdings, Inc. .............. 44,651 1,947,230
Enstar Group Ltd.
(a)
................. 23,110 4,634,017
Hanover Insurance Group, Inc. (The) ..... 67,509 9,889,393

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Mercury General Corp. ............... 56,497 $ 1,638,413
ProAssurance Corp. ................. 58,737 1,304,549
RenaissanceRe Holdings Ltd. .......... 29,315 4,534,444
Safety Insurance Group, Inc. ........... 27,157 2,361,301
Selective Insurance Group, Inc. ......... 40,271 3,949,780
White Mountains Insurance Group Ltd.
(b)
... 6,033 8,543,633
46,895,152
Interactive Media & Services — 0.3%
Ziff Davis, Inc.
(a)
.................... 32,580 2,521,366
IT Services — 3.3%
Cass Information Systems, Inc. ......... 13,544 579,412
CSG Systems International, Inc. ......... 64,965 4,201,287
EVERTEC, Inc. .................... 76,242 2,730,226
ExlService Holdings, Inc.
(a)
............ 5,679 1,032,726
Hackett Group, Inc. (The) ............. 48,416 1,057,406
International Money Express, Inc.
(a)
....... 41,542 1,122,880
Maximus, Inc. ..................... 115,448 7,119,678
Switch, Inc., Class A ................. 192,807 6,565,078
Tucows , Inc., Class A
(a)(b)
.............. 16,841 757,003
25,165,696
Leisure Products — 0.6%
Johnson Outdoors, Inc., Class A ......... 6,763 355,869
Mattel, Inc.
(a)
...................... 103,281 1,958,208
Sturm Ruger & Co., Inc. .............. 35,273 1,979,873
4,293,950
Machinery — 1.6%
Graco , Inc. ....................... 88,937 6,188,237
Toro Co. (The) ..................... 55,570 5,858,745
12,046,982
Media — 1.1%
John Wiley & Sons, Inc., Class A ........ 44,365 1,871,759
New York Times Co. (The), Class A ....... 111,742 3,236,048
Scholastic Corp., NVS ............... 59,000 2,250,260
TEGNA, Inc. ...................... 33,230 693,843
WideOpenWest , Inc.
(a)
............... 27,647 379,040
8,430,950
Metals & Mining — 2.2%
McEwen Mining, Inc.
(a)(b)
.............. 78,689 287,215
Reliance Steel & Aluminum Co. ......... 19,649 3,958,881
Royal Gold, Inc. .................... 108,153 10,270,209
Warrior Met Coal, Inc. ................ 57,745 2,144,649
16,660,954
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
AGNC Investment Corp. .............. 865,848 7,117,270
ARMOUR Residential REIT, Inc. ......... 193,131 1,027,457
Broadmark Realty Capital, Inc. .......... 266,263 1,549,650
Dynex Capital, Inc. .................. 73,503 877,626
Ellington Financial, Inc. ............... 109,568 1,466,020
Franklin BSP Realty Trust, Inc. .......... 88,320 1,244,429
New York Mortgage Trust, Inc. .......... 552,801 1,487,035
14,769,487
Multi-Utilities — 1.3%
Avista Corp. ...................... 122,489 5,025,724
NorthWestern Corp. ................. 87,156 4,604,451
9,630,175
Oil, Gas & Consumable Fuels — 1.0%
Enviva , Inc. ....................... 66,522 3,980,676
Hess Midstream LP, Class A
(b)
.......... 85,119 2,463,344
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kimbell Royalty Partners LP ........... 81,620 $ 1,554,045
7,998,065
Personal Products — 0.1%
USANA Health Sciences, Inc.
(a)
......... 15,484 813,065
Pharmaceuticals — 3.2%
Amphastar Pharmaceuticals, Inc.
(a)
....... 76,785 2,372,657
Cara Therapeutics, Inc.
(a)
............. 48,828 458,983
Collegium Pharmaceutical, Inc.
(a)(b)
....... 65,573 1,176,380
Corcept Therapeutics, Inc.
(a)
........... 127,205 3,638,063
Innoviva , Inc.
(a)
.................... 124,744 1,691,529
Organon & Co. .................... 15,813 413,984
Pacira BioSciences , Inc.
(a)(b)
............ 26,900 1,392,344
Perrigo Co. plc .................... 93,375 3,761,145
Phibro Animal Health Corp., Class A ...... 23,229 341,234
Prestige Consumer Healthcare, Inc.
(a)
..... 100,964 5,500,519
SIGA Technologies, Inc. .............. 89,172 819,491
Supernus Pharmaceuticals, Inc.
(a)
........ 54,961 1,883,513
Theravance Biopharma, Inc.
(a)
.......... 91,361 910,869
Tricida , Inc.
(a)(b)
.................... 41,343 13,738
24,374,449
Professional Services — 2.9%
CACI International, Inc., Class A
(a)(b)
...... 13,966 4,246,083
CBIZ, Inc.
(a)
....................... 89,506 4,443,078
Dun & Bradstreet Holdings, Inc.
(b)
........ 151,767 1,950,206
Exponent, Inc. ..................... 13,392 1,275,722
FTI Consulting, Inc.
(a)
................ 64,183 9,988,800
Heidrick & Struggles International, Inc. .... 13,248 373,064
22,276,953
Real Estate Management & Development — 0.2%
(a)
Five Point Holdings LLC, Class A
(b)
....... 116,036 264,562
FRP Holdings, Inc. .................. 12,384 750,842
Tejon Ranch Co. ................... 44,401 752,153
1,767,557
Road & Rail — 3.0%
Heartland Express, Inc. ............... 119,150 1,772,952
Landstar System, Inc. ................ 71,643 11,192,069
Marten Transport Ltd. ................ 133,131 2,498,869
Schneider National, Inc., Class B ........ 114,050 2,536,472
Werner Enterprises, Inc. .............. 118,973 4,663,742
22,664,104
Software — 2.7%
Aspen Technology, Inc.
(a)
.............. 2,213 534,329
Box, Inc., Class A
(a)(b)
................ 36,483 1,059,831
CommVault Systems, Inc.
(a)
............ 23,269 1,416,849
Dolby Laboratories, Inc., Class A ........ 95,404 6,376,803
Envestnet , Inc.
(a)(b)
.................. 12,568 619,728
InterDigital , Inc. .................... 30,757 1,533,852
Progress Software Corp. .............. 29,731 1,517,173
Qualys , Inc.
(a)(b)
.................... 9,021 1,286,034
SPS Commerce, Inc.
(a)
............... 11,573 1,464,216
Verint Systems, Inc.
(a)
................ 131,447 4,657,167
20,465,982
Specialty Retail — 2.4%
Arko Corp. ....................... 94,643 970,091
AutoNation, Inc.
(a)
................... 9,492 1,009,095
Monro , Inc. ....................... 10,466 499,752
Murphy USA, Inc.
(b)
................. 44,814 14,094,451
Sportsman's Warehouse Holdings, Inc.
(a)
... 46,277 415,567
Winmark Corp. .................... 6,155 1,548,844
18,537,800

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co. ............. 26,630 $ 1,983,935
Thrifts & Mortgage Finance — 1.3%
Capitol Federal Financial, Inc. .......... 158,540 1,296,857
Columbia Financial, Inc.
(a)
............. 77,490 1,591,645
Hingham Institution for Savings (The) ..... 2,896 716,036
Kearny Financial Corp. ............... 141,880 1,438,663
Northfield Bancorp, Inc. .............. 85,199 1,366,592
PennyMac Financial Services, Inc. ....... 19,248 1,026,303
TFS Financial Corp. ................. 118,080 1,659,024
Waterstone Financial, Inc. ............. 44,462 754,965
9,850,085
Trading Companies & Distributors — 1.6%
McGrath RentCorp .................. 7,002 658,538
MSC Industrial Direct Co., Inc., Class A .... 43,929 3,645,228
Watsco , Inc. ...................... 30,182 8,178,115
12,481,881
Water Utilities — 1.7%
American States Water Co. ............ 70,606 6,387,019
California Water Service Group ......... 83,943 5,209,503
SJW Group ....................... 20,686 1,462,086
13,058,608
Wireless Telecommunication Services — 0.7%
Shenandoah Telecommunications Co. ..... 96,581 2,188,525
Telephone and Data Systems, Inc. ....... 105,922 1,800,674
United States Cellular Corp.
(a)
.......... 33,718 1,050,990
5,040,189
Total Common Stocks — 99.7%
(Cost: $750,572,870) ............................. 764,604,942
Security
Shares
Shares Value
Rights
Pharmaceuticals — 0.0%
Zogenix , Inc.
(a)(b)(c)
.................. 43,886 $ 29,842
Total Rights — 0.0%
(Cost: $29,842) ................................ 29,842
Total Long-Term Investments — 99.7%
(Cost: $750,602,712) ............................. 764,634,784
Short-Term Securities
Money Market Funds — 4.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(f)
............ 31,699,159 31,692,820
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 1,379,651 1,379,651
Total Short-Term Securities — 4.3%
(Cost: $33,072,144) .............................. 33,072,471
Total Investments — 104.0%
(Cost: $783,674,856 ) ............................. 797,707,255
Liabilities in Excess of Other Assets — (4.0)% ............ (30,920,796)
Net Assets — 100.0% ..............................
$ 766,786,459
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 29,772,890 $ 1,927,192
(a)
$ — $ (2,800) $ (4,462) $ 31,692,820 31,699,159 $ 287,170
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,800,000 — (420,349)
(a)
— — 1,379,651 1,379,651 10,246 —
$ (2,800) $ (4,462) $ 33,072,471 $ 297,416 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 20 12/16/22 $ 653 $ 19,017
S&P Midcap 400 E-Mini Index ................................................. 6 12/16/22 1,464 100,246
$ 119,263
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 764,604,942 $ — $ — $ 764,604,942
Rights ................................................ — — 29,842 29,842
Short-Term Securities
Money Market Funds ...................................... 33,072,471 — — 33,072,471
$ 797,677,413 $ — $ 29,842 $ 797,707,255
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 119,263 $ — $ — $ 119,263
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's